Recorded Severance Liability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Beginning of Year	$ 1,113	$ 1,569	$ 1,638
Charged to Expense	396	32	1,217
Payments	(531)	(474)	(1,307)
Other	32	(14)	21
End of Year	$ 1,010	$ 1,113	$ 1,569